Lease (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of right of use assets
1)    Details of the
right-of-use
assets as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Land, buildings and structures	￦	1,269,753	1,131,035
Others		202,282	195,593

	￦	1,472,035	1,326,628

Summary of amounts recognized in the condensed consolidated interim statements of income of leases
2)    Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2020 and 2019 as a lessee are as follows:

(In millions of won)	2020		2019
Depreciation of right-of-use assets:
Land, buildings and structures	￦	347,166	359,755
Others		89,065	89,062

	￦	436,231	448,817

Interest expense on lease liabilities	￦	22,976	25,981
Expenses related to short-term leases		20,193	19,098
Expenses related to leases of low-value assets except for short-term leases		3,297	2,550

Summary of maturity analysis of finance lease receivables
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2020.

(In millions of won)
	Amount
Less than 1 year	￦	26,004
1 ~ 2 years		15,732
2 ~ 3 years		6,794
3 ~ 4 years		3,044
4 ~ 5 years		678
More than 5 years		13

Undiscounted lease payments		52,265

Unrealized finance income		1,941

Net investment in the lease	￦	50,324

Summary of maturity analysis of operating lease receivables
The following table sets out a maturity analysis of lease payments, presenting the undiscounted lease payments to be received subsequent to December 31, 2020.

(In millions of won)
	Amount
Less than 1 year	￦	201,828
1 ~ 2 years		125,681
2 ~ 3 years		40,474
3 ~ 4 years		1,211
4 ~ 5 years		12
More than 5 years		5

	￦	369,211